Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure
Commitments And Contingencies Disclosure

18. Commitments and Contingencies

18.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the drilling business.

The Company has obtained insurance for the assessed market value of the rigs and drillships. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The Company's loss of hire insurance coverage does not protect against loss of income from day one, but is effective after 45 days' off-hire. The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition. The insurance covers approximately one year for the loss of hire.

As part of the normal course of operations, the Company's customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled though negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Company's drilling rig, Leiv Eiriksson, operated in Angola during the period from 2002 to 2007. The Company's manager in Angola during this period has made a legal claim for reimbursement of import/export duties for two export/importation events in the period from 2002 to 2007 retroactively levied by the Angolan government. The Court set a date of March 16, 2012 for a conference of the parties with the Court to determine the course of the proceedings. As Ocean Rig UDW has formally disputed all claims in relation to the potential duties, no provision has been made. The maximum amount of loss is estimated to be approximately $9 million in addition to interest, fees and costs.

On October 13, 2011, a putative shareholder class action lawsuit entitled Litwin v. OceanFreight, Inc. et. al. was filed in the United States District Court for the Southern District of New York (the "S.D.N.Y") against OceanFreight, the Company, Dryships Inc, Pelican Stockholdings Inc. ("Pelican") and the directors of OceanFreight (collectively, the "Defendants"). The plaintiff alleges violations of Commission proxy rules and breach of fiduciary duties by the directors of the OceanFreight, purportedly aided and abetted by the other Defendants, in connection with OceanFreight's agreement to merge with Pelican, a wholly-owned subsidiary of DryShips. The complaint set out various alternatives remedies, including an injunction barring the merger, rescission, and /or actual and punitive damages. The plaintiff made a motion for a temporary restraining order and preliminary injunction to delay the merger, which was denied on November 2, 2011. On or about January 10, 2012, the plaintiff filed a formal Notice of Voluntary Dismissal of her action on this matter. The Company deems this case formally closed.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

18.2 Purchase obligations:

The following table sets the Company's contractual purchase obligations as of December 31, 2011:

Obligations:	2012	2013	2014	Total

Drillship Shipbuilding contracts	-	1,096,826	-	1,096,826
Total obligations	$-	$1,096,826	$-	$1,096,826

18.3 Rental payments

Ocean Rig AS entered into two new three year office lease agreements with an unrelated party which commenced on September 1, 2011 and October 1, 2011. These leases include an option for an additional two and three year term, which must be exercised at least six months prior to the end of the term of the contracts which expire in September and October 2014. The Company also entered into a three-year office lease with a third party in Nicosia, Cyprus which commenced on September 1, 2010 and expires in 2014. The lease agreements relating to office space are considered to be operational lease contracts. As of December 31, 2011, the future obligations amount to $1,241 for the twelve months ending December 31, 2012, $1,241 for twelve months ending December 31, 2013 and $895 for twelve months ending December 31, 2014.